COMMITMENTS AND CONTINGENCIES (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 05, 2015 USD ($)	Feb. 05, 2015	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) a shares	Aug. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Sublease rent income	$ 9,968							$ 12,000
Lease rent expense			$ 51,000	$ 37,000	$ 151,000	$ 112,000	$ 167,454	$ 31,314
Percentage of annual increase rent					3.00%		3.00%	3.00%
Payroll tax payments			$ 50,000		$ 50,000				$ 51,000
Compensation cost								$ 3,000
Restricted shares of common stock | shares								33,333
Advanced Surgical Partners, LLC [Member]
Related Party Transaction [Line Items]
Sublease rent income					$ 16,637		$ 16,637	$ 12,000
Lease rent expense								9,968
Area maintenance expenses								$ 2,000
Renewable lease term		5 years						36 months
Description of lease agreement amendment					The lease was subsequently amended to increase the square footage under lease beginning in January 2016.		The lease was subsequently amended to increase the square footage under lease beginning in January 2016.
Area of land | a								11,000